UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Marcus Schloss & Co., Inc.
Address:   One Whitehall Street
           New York,  NY  10004

Form 13F File Number:   28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Schloss
Title:     Chairman
Phone:     212-483-1500

Signature, Place, and Date of Signing:

Douglas Schloss         New York,  New York         August 10, 2000

Report Type (Check only one.):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $232,283


List of Other Included Managers:

          No.      Form 13F File Number              Name

          01       28-6788                           Rexford Management, Inc.

                                                         Form 13F Information Table

                Column 1                Column 2      Column 3      Column 4     Column 5           Column 6     Column 7
                --------                --------      --------      --------     --------           --------     --------

                                                                     Value      Shrs or  Sh/  Put/  Investment    Other
             Name of Issuer          Title of Class     Cusip       (x$1000)    Prn Amt  Prn  Call  Discretion   Managers
             --------------          --------------     -----       --------    -------  ---  ----  ----------   --------

Cendant Corp.                             Com         151313103        350       25,000  Sh            Sole
Cytec Industries Corp.                    Com         232820100      1,457       59,000  Sh            Sole
First Security Corp.                      Com         336294103        552       40,718  Sh            Sole
Honeywell International Inc.              Com         438516106        758       22,500  Sh            Sole
Mattel Inc.                               Com         577081102      2,077      157,500  Sh            Sole
MediaOne Group Inc.                       Com         58440J104      3,316       50,000  Sh            Sole
Sabre Holdings Corp.                      CL A        785905100        570       20,000  Sh            Sole
US Can Corp.                              Com         90328W105      1,737      100,000  Sh            Sole
US West Inc.                              Com         91273H101        429        5,000  Sh            Sole
Williams Communications Group             CL A        969455104      1,659       50,000  Sh            Sole
Bestfoods                                 Com         08658U101      9,349      135,000  Sh          Defined        01
Burr Brown Corp.                          Com         122574106      1,907       22,000  Sh          Defined        01
First Security Corp.                      Com         336294103      3,579      263,900  Sh          Defined        01
International Home Foods Inc.             Com         459655106        754       36,000  Sh          Defined        01
Mattel Inc.                               Com         577081102      3,297      250,000  Sh          Defined        01
MediaOne Group Inc.                       Com         58440J104     18,707      282,100  Sh          Defined        01
Reliastar Financial Corp.                 Com         75952U103      7,724      147,300  Sh          Defined        01
Shared Medical Systems Corp.              Com         819486101     25,258      346,300  Sh          Defined        01
Union Carbide Corp.                       Com         905581104     18,350      370,700  Sh          Defined        01
Union Pacific Resources Group Inc.        Com         907834105      1,949       88,600  Sh          Defined        01
US West Inc.                              Com         91273H101     32,851      383,100  Sh          Defined        01
Wesley Jessen Visioncare Inc.             Com         951018100      1,784       47,500  Sh          Defined        01
Bestfoods                                 Com         08658U101      7,001      101,100  Sh          Defined
Burr Brown Corp.                          Com         122574106      1,430       16,500  Sh          Defined
First Security Corp.                      Com         336294103      2,703      199,300  Sh          Defined
International Home Foods Inc.             Com         459655106        565       27,000  Sh          Defined
Mattel Inc.                               Com         577081102      2,466      187,000  Sh          Defined
MediaOne Group Inc.                       Com         58440J104     13,946      210,300  Sh          Defined
Reliastar Financial Corp.                 Com         75952U103      5,773      110,100  Sh          Defined
Shared Medical Systems Corp.              Com         819486101     18,891      259,000  Sh          Defined
Union Carbide Corp.                       Com         905581104     13,761      278,000  Sh          Defined
Union Pacific Resources Group Inc.        Com         907834105      1,461       66,400  Sh          Defined
US West Inc.                              Com         91273H101     24,542      286,200  Sh          Defined
Wesley Jessen Visioncare Inc.             Com         951018100      1,330       35,400  Sh          Defined

                Column 1                        Column 8
                --------                        --------

                                            Voting Authority
             Name of Issuer               Sole      Shared    Non
             --------------               ----      ------    ---

Cendant Corp.                               25,000    0        0
Cytec Industries Corp.                      59,000    0        0
First Security Corp.                        40,718    0        0
Honeywell International Inc.                22,500    0        0
Mattel Inc.                                157,500    0        0
MediaOne Group Inc.                         50,000    0        0
Sabre Holdings Corp.                        20,000    0        0
US Can Corp.                               100,000    0        0
US West Inc.                                 5,000    0        0
Williams Communications Group               50,000    0        0
Bestfoods                                  135,000    0        0
Burr Brown Corp.                            22,000    0        0
First Security Corp.                       263,900    0        0
International Home Foods Inc.               36,000    0        0
Mattel Inc.                                250,000    0        0
MediaOne Group Inc.                        282,100    0        0
Reliastar Financial Corp.                  147,300    0        0
Shared Medical Systems Corp.               346,300    0        0
Union Carbide Corp.                        370,700    0        0
Union Pacific Resources Group Inc.          88,600    0        0
US West Inc.                               383,100    0        0
Wesley Jessen Visioncare Inc.               47,500    0        0
Bestfoods                                  101,100    0        0
Burr Brown Corp.                            16,500    0        0
First Security Corp.                       199,300    0        0
International Home Foods Inc.               27,000    0        0
Mattel Inc.                                187,000    0        0
MediaOne Group Inc.                        210,300    0        0
Reliastar Financial Corp.                  110,100    0        0
Shared Medical Systems Corp.               259,000    0        0
Union Carbide Corp.                        278,000    0        0
Union Pacific Resources Group Inc.          66,400    0        0
US West Inc.                               286,200    0        0
Wesley Jessen Visioncare Inc.               35,400    0        0